INCOME TAX (Income Computed at Federal Statutory Rate) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Income tax at federal rate			$ 35,384	$ 146,342
State tax, net of Federal effect			5,913	24,460
Total permanent differences			0	0
Impact of rate change on beginning deferred taxes			0	0
NOL deduction			0	0
Total tax credits			0	0
Valuation allowance			0	0
Total Provision	$ 44,956	$ 23,160	$ 41,297	$ 170,802
Impact on income tax at federal rate			35.00%	35.00%
Impact on State tax, net of Federal effect			5.85%	5.85%
Impact on total permanent differences			0.00%	0.00%
Impact on impact of rate change on beginning deferred taxes			0.00%	0.00%
Impact on NOL deductions			0.00%	0.00%
Impact on tax credits			0.00%	0.00%
Impact on valuation allowance			0.00%	0.00%
Impact on total provision			40.85%	40.85%